INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Difference between income taxes at effective statutory rate and provision for income taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2019 and 2018 were as follows:

	Years Ended December 31,
	2019	2018
Income tax benefit at U.S. statutory rate of 21%	$(518,885)	$(331,986)
State income taxes	(88,952)	(56,912)
Non-deductible expenses	26,943	110,165
Change in valuation allowance	580,894	278,733
Total provision for income tax	$—	$—

Net deferred tax assets

The Company’s approximate net deferred tax assets as of December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating loss carryforward	$5,224,941	$4,653,240
Intangible assets	53,995	80,472
Allowance for bad debt	35,670	-
	5,314,606	4,733,712
Valuation allowance	(5,314,606)	(4,733,712)
Net deferred tax assets	$—	$—